Derivatives (Details 3) (Brokered deposits [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps Designated as Fair Value Hedges
Notional amount	$ 5,000
Fixed interest rate receivable	1.25%
Maturity date	Sep. 15, 2020
One month LIBOR less 0.25% [Member]
Interest Rate Swaps Designated as Fair Value Hedges
Variable interest rate payable	0.03%